SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Asset retirement costs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Activity of the asset retirement obligation liability
Asset retirement obligations at beginning of the year	¥ 76,909	¥ 52,441	¥ 35,879
Additions	22,745	20,384	13,572
Accretion expense	6,227	4,084	2,990
Settlement	(998)
Asset retirement obligations at end of the year	¥ 104,883	¥ 76,909	¥ 52,441